INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES [Abstract]
Schedule of composition of inventories
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Technical stock	250,327	284,409
Non-technical stock	37,010	39,165
Total	287,337	323,574

Schedule of inventory average cost, net of provision for obsolescence
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Provision for obsolescence Technical stock	64,455	42,979
Provision for obsolescence Non-technical stock	5,785	4,651
Total	70,240	47,630